Operating assets and liabilities - Trade receivables - Trade receivables (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	kr 79,015	kr 62,600
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	50,560	40,643
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets at beginning of period	1,430	1,380
Reversal of allowance on realised losses	(15)	(62)
Net movement recognised in income statement	212	102
Effect of exchange rate adjustment	(107)	10
Allowance account for credit losses of financial assets at end of period	1,520	1,430
Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	52,080	42,073
Trade receivables | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,520)	(1,430)
Not yet due | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	49,729	39,430
Not yet due | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	50,649	40,274
Not yet due | Trade receivables | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(920)	(844)
1-90 days | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	616	1,039
1-90 days | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	729	1,132
1-90 days | Trade receivables | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(113)	(93)
91 to 180 days | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	117	138
91 to 180 days | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	194	212
91 to 180 days | Trade receivables | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(77)	(74)
181 to 270 days | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	98	36
181 to 270 days | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	149	87
181 to 270 days | Trade receivables | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(51)	(51)
271 to 360 days | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
271 to 360 days | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	57	63
271 to 360 days | Trade receivables | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(57)	(63)
More than 360 days past due | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
More than 360 days past due | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	302	305
More than 360 days past due | Trade receivables | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(302)	(305)
EMEA | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,627	6,975
EMEA | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,486	7,827
EMEA | Trade receivables | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(859)	(852)
China | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,138	2,564
China | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,138	2,564
China | Trade receivables | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Rest of World | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,665	3,669
Rest of World | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,297	4,227
Rest of World | Trade receivables | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(632)	(558)
North America Operations | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	36,130	27,435
North America Operations | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	36,159	27,455
North America Operations | Trade receivables | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	kr (29)	kr (20)